Share-based Payments - Range of Exercise Prices of Outstanding Shares (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	4,481	4,876	4,959
Weighted-average remaining contractual life of options outstanding	2 years 4 months 24 days
Weighted-average exercise price of options outstanding | $ / shares	$ 2.86	$ 3.60	$ 5.10
Number of share options exercisable | shares	2,585	2,766
Weighted-average remaining contractual life of exercisable options	1 year 6 months
Weighted-average exercise price of options exercisable | $ / shares	$ 3.01	$ 4.52
2.16 - 2.17 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	826
Weighted-average remaining contractual life of options outstanding	2 years 4 months 24 days
Weighted-average exercise price of options outstanding | $ / shares	$ 2.16
Number of share options exercisable | shares	550
Weighted-average remaining contractual life of exercisable options	2 years 4 months 24 days
Weighted-average exercise price of options exercisable | $ / shares	$ 2.16
2.18 - 2.41 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	1,002
Weighted-average remaining contractual life of options outstanding	1 year 2 months 12 days
Weighted-average exercise price of options outstanding | $ / shares	$ 2.19
Number of share options exercisable | shares	1,002
Weighted-average remaining contractual life of exercisable options	1 year 2 months 12 days
Weighted-average exercise price of options exercisable | $ / shares	$ 2.19
2.42 - 3.73 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	966
Weighted-average remaining contractual life of options outstanding	3 years 4 months 24 days
Weighted-average exercise price of options outstanding | $ / shares	$ 2.62
Number of share options exercisable | shares	322
Weighted-average remaining contractual life of exercisable options	3 years 4 months 24 days
Weighted-average exercise price of options exercisable | $ / shares	$ 2.62
3.74 - 3.91 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	976
Weighted-average remaining contractual life of options outstanding	4 years 2 months 12 days
Weighted-average exercise price of options outstanding | $ / shares	$ 2.83
3.92 - 4.99 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding | shares	711
Weighted-average remaining contractual life of options outstanding	4 months 24 days
Weighted-average exercise price of options outstanding | $ / shares	$ 4.99
Number of share options exercisable | shares	711
Weighted-average remaining contractual life of exercisable options	4 months 24 days
Weighted-average exercise price of options exercisable | $ / shares	$ 4.99